EQUITY (Tables)	12 Months Ended
Jun. 30, 2026
Equity:
SCHEDULE OF NON-CONTROLLING INTERESTS

Non-controlling interests consisted of the following:

	June 30, 2026
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
Accumulated deficit	$(3,055)	$(66,750)	$(69,805)
Accumulated other comprehensive income (loss)	37	(72)	(35)
Total non-controlling interests	$(3,018)	$(66,822)	$(69,840)

	June 30, 2025
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
Accumulated deficit	$(2,999)	$(63,875)	$(66,874)
Accumulated other comprehensive income	182	3,111	3,293
Total non-controlling interests	$(2,817)	$(60,764)	$(63,581)